Document and Entity Information - May. 31, 2015 - shares	Total
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	May 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Trading Symbol	EDU
Entity Registrant Name	New Oriental Education & Technology Group Inc.
Entity Central Index Key	0001372920
Current Fiscal Year End Date	--05-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	156,486,763